SECURITIES
AND EXCHANGE COMMISSION
Washington, D.C. 20549
RULE 23C-2 NOTICE OF INTENTION TO
REDEEM SECURITIES
OF
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor New York, New York 10019
under the
Investment Company Act of 1940
Investment Company Act File No. 811-21811
(1)	Title of class of securities to be called or redeemed:

Paradigm Institutional Series Shares

(2)	Date on which the securities are to be called or redeemed:

May 12, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

Paradigm Institutional Series Shares are to be redeemed in accordance with the “Redemptions and Repurchases of Shares” section of the Prospectus, which document is filed as Exhibit 1 to this notice and is incorporated herein by reference.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all 5,570.924 outstanding shares of Paradigm Institutional Series.
          Pursuant to the provisions of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be executed on its behalf by the undersigned officer of the Fund on this 10th day of April 2008.

Paradigm Funds Trust
By:	/s/ Michael Clements
Michael Clements
	Title:	Chief Compliance Officer

Date:	April 10, 2008